Employee Benefit Plans	12 Months Ended
Mar. 31, 2012
Employee Benefit Plans [Abstract]
Employee Benefit Plans

NOTE 12 - EMPLOYEE BENEFIT PLANS

ESOP

Effective upon the consummation of the Bank's reorganization in March 2004, an ESOP was established for all eligible employees who had completed a twelve-month period of employment with the Bank and at least 1,000 hours of service and had attained the age of 21. The ESOP used $11.0 million in proceeds from a term loan obtained from the Company to purchase 1,099,097 shares of Company common stock. The term loan principal is payable over fifteen equal annual installments through December 31, 2018. Interest on the term loan is fixed at a rate of 4.00%. Each year, the Bank intends to make discretionary contributions to the ESOP, which will be equal to principal and interest payments required on the term loan. The loan is further paid down by the amount of dividends paid, if any, on the common stock owned by the ESOP.

Shares purchased with the loan proceeds were initially pledged as collateral for the term loan and are held in a suspense account for future allocation among participants. Contributions to the ESOP and shares released from the suspense account will be allocated among the participants on the basis of compensation, as described by the Plan, in the year of allocation.

The ESOP shares pledged as collateral are reported as unearned ESOP shares in the consolidated statements of financial condition. As shares are committed to be released from collateral, the Bank reports compensation expense equal to the current market price of the shares, and the shares become outstanding for basic net income per common share computations. ESOP compensation expense was approximately $640,000, $612,000 and $661,000 for the years ended March 31, 2012, 2011 and 2010, respectively.

The ESOP shares were as follows:

	March 31,
	2012	2011
	(In Thousands)
Allocated shares	539	480
Shares committed to be released	8	8
Unearned shares	494	568

Total ESOP Shares	1,041	1,056

Fair value of unearned shares	$5,159	$6,741

Section 401(k) Plan ("Plan")

The Bank sponsors a Plan pursuant to Section 401(k) of the Internal Revenue Code ("IRC"), for all eligible (attainment of age 21 and one year of service) employees. Employees may elect to save up to 25% of their compensation, subject to IRC limits. For each dollar up to 4.5% of compensation, the Bank will match 50% of the employee's contribution. The Plan's expense for the years ended March 31, 2012, 2011, and 2010, was approximately $86,000, $79,000, and $72,000, respectively.

Supplemental Executive Retirement Plan ("SERP")

Effective upon the consummation of the Bank's reorganization in March 2004, a SERP was established. The SERP provides participating executives with benefits otherwise limited by certain provisions of the Internal Revenue Code or the terms of the employee stock ownership plan loan. Specifically, the SERP provides benefits to eligible officers (those designated by the Board of Directors of the Bank) that cannot be provided under the Section 401(k) plan or the ESOP as a result of limitations imposed by the Internal Revenue Code, but that would have been provided under the plans, but for these Internal Revenue Code limitations. In addition to providing for benefits lost under tax-qualified plans as a result of the Internal Revenue Code limitations, the SERP also provides supplemental benefits upon a change of control prior to the scheduled repayment of the ESOP loan. Generally, upon a change in control, the SERP provides participants with a benefit equal to what they would have received under the ESOP, had they remained employed throughout the term of the loan, less the benefits actually provided under the plan on the participant's behalf. A participant's benefits generally become payable upon a change in control of the Bank and the Company. The SERP expense for the years ended March 31, 2012, 2011, and 2010, was approximately $29,000, $27,000 and $31,000, respectively. At March 31, 2012 and 2011, the accrued SERP liability was $328,000 and $299,000, respectively.